Principal Subsidiaries - Summarized Financial Information for the Subsidiaries Which the Group Recognize Non-controlling Interest (Parenthetical) (Detail) - LINE Company (Thailand) Limited [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Non-controlling interest	50.00%	50.00%
Proportion of voting rights held in subsidiary	9.10%